STATEMENT OF INVESTMENTS
BNY Mellon New York Tax Exempt Bond Fund, Inc.

February 29, 2024 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.6%
New York - 99.1%
Albany Capital Resource Corp.,Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. D	4.00	11/1/2046	2,940,000		2,867,152
Brookhaven Local Development Corp.,Revenue Bonds (Jefferson's Ferry Project) Ser. B	4.00	11/1/2045	2,610,000		2,298,489
Broome County Local Development Corp.,Revenue Bonds, Refunding (Good Shepherd Village at Endwell Obligated Group)	4.00	7/1/2041	1,530,000		1,200,236
Broome County Local Development Corp.,Revenue Bonds, Refunding (United Health Services Hospitals Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	4.00	4/1/2050	2,000,000		1,909,856
Build New York City Resource Corp.,Revenue Bonds (Classical Charter School Project)	4.75	6/15/2053	1,200,000		1,180,315
Build New York City Resource Corp.,Revenue Bonds (NY Preparatory Charter School Project) Ser. A	4.00	6/15/2056	980,000	[a]	700,637
Build New York City Resource Corp.,Revenue Bonds (NY Preparatory Charter School Project) Ser. A	4.00	6/15/2051	2,440,000	[a]	1,801,687
Build New York City Resource Corp.,Revenue Bonds (Sustainable Bond) (KIPP NYC Public Charter Schools)	5.25	7/1/2057	2,000,000		2,065,898
Build New York City Resource Corp.,Revenue Bonds (Sustainable Bond) (KIPP NYC Public Charter Schools)	5.25	7/1/2052	4,000,000		4,149,810
Build New York City Resource Corp.,Revenue Bonds, Refunding (Q Student Residences Project) Ser. A	5.00	6/1/2038	1,000,000		1,001,908
Glen Cove Local Economic Assistance Corp.,Revenue Bonds (Garvies Point Public Improvement Project) Ser. B	0.00	1/1/2045	17,395,000	[b]	4,909,732

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.6%(continued)
New York - 99.1%(continued)
Hempstead Town Local Development Corp.,Revenue Bonds, Refunding (Molloy College Project)	5.00	7/1/2039	1,200,000	1,208,946
Hudson Yards Infrastructure Corp.,Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	2/15/2047	7,000,000	6,888,258
Hudson Yards Infrastructure Corp.,Revenue Bonds, Refunding, Ser. A	5.00	2/15/2039	3,000,000	3,140,961
Long Island Power Authority,Revenue Bonds	5.00	9/1/2047	3,000,000	3,115,687
Long Island Power Authority,Revenue Bonds, Refunding, Ser. A	4.00	9/1/2041	2,030,000	2,064,354
Long Island Power Authority,Revenue Bonds, Refunding, Ser. A	4.00	9/1/2037	2,150,000	2,258,885
Long Island Power Authority,Revenue Bonds, Refunding, Ser. A	4.00	9/1/2038	2,900,000	3,009,068
Long Island Power Authority,Revenue Bonds, Refunding, Ser. A	5.00	9/1/2034	3,300,000	3,320,964
Long Island Power Authority,Revenue Bonds, Refunding, Ser. A	5.00	9/1/2037	2,000,000	2,255,329
Long Island Power Authority,Revenue Bonds, Refunding, Ser. B	5.00	9/1/2030	2,350,000	2,477,036
Long Island Power Authority,Revenue Bonds, Refunding, Ser. B	5.00	9/1/2036	6,000,000	6,269,766
Long Island Power Authority,Revenue Bonds, Ser. B	5.00	9/1/2045	3,000,000	3,038,170
Metropolitan Transportation Authority,Revenue Bonds (Sustainable Bond) Ser. A	5.00	11/15/2038	5,920,000	6,216,871
Metropolitan Transportation Authority,Revenue Bonds (Sustainable Bond) Ser. A	5.00	11/15/2037	9,825,000	10,346,797
Metropolitan Transportation Authority,Revenue Bonds, Refunding (Sustainable Bond) Ser. C1	5.00	11/15/2050	5,000,000	5,233,612
Metropolitan Transportation Authority,Revenue Bonds, Refunding, Ser. B	5.00	11/15/2037	3,000,000	3,114,491

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.6%(continued)
New York - 99.1%(continued)
Metropolitan Transportation Authority,Revenue Bonds, Refunding, Ser. C1	5.00	11/15/2046	10,000,000	10,213,466
Metropolitan Transportation Authority,Revenue Bonds, Refunding, Ser. C1	5.00	11/15/2035	2,500,000	2,560,859
Metropolitan Transportation Authority,Revenue Bonds, Ser. B	5.25	11/15/2036	7,210,000	7,228,998
Metropolitan Transportation Authority,Revenue Bonds, Ser. D1	5.25	11/15/2044	5,000,000	5,030,603
Metropolitan Transportation Authority,Revenue Bonds, Ser. E	5.00	11/15/2043	3,560,000	3,560,636
Metropolitan Transportation Authority Hudson Rail Yards Trust,Revenue Bonds, Refunding, Ser. A	5.00	11/15/2051	4,000,000	3,999,788
Monroe County Industrial Development Corp.,Revenue Bonds (The Rochester General Hospital)	5.00	12/1/2046	2,500,000	2,530,459
Monroe County Industrial Development Corp.,Revenue Bonds, Refunding (Rochester Regional Health Project)	4.00	12/1/2046	1,000,000	900,228
Monroe County Industrial Development Corp.,Revenue Bonds, Refunding (University of Rochester Project) Ser. A	4.00	7/1/2050	7,050,000	6,854,481
Monroe County Industrial Development Corp.,Revenue Bonds, Refunding (University of Rochester Project) Ser. A	5.00	7/1/2037	1,000,000	1,059,737
Monroe County Industrial Development Corp.,Revenue Bonds, Refunding (University of Rochester Project) Ser. A	5.00	7/1/2035	800,000	854,076
New York City,GO, Refunding, Ser. C	5.00	8/1/2034	10,885,000	11,050,586
New York City,GO, Refunding, Ser. E	5.00	8/1/2032	13,000,000	13,590,684
New York City,GO, Ser. A	4.13	8/1/2053	1,000,000	984,861
New York City,GO, Ser. A1	5.00	8/1/2037	5,000,000	5,198,827
New York City,GO, Ser. AA1	4.00	8/1/2037	4,000,000	4,130,824
New York City,GO, Ser. C	4.00	8/1/2039	1,000,000	1,027,138
New York City,GO, Ser. C	4.00	8/1/2036	5,000,000	5,247,361
New York City,GO, Ser. D1	4.00	3/1/2041	5,700,000	5,777,000
New York City,GO, Ser. D1	5.50	5/1/2044	1,000,000	1,135,751
New York City,GO, Ser. E1	4.00	4/1/2045	3,000,000	2,976,464
New York City,GO, Ser. F1	4.00	3/1/2047	2,000,000	1,970,424
New York City,GO, Ser. F1	5.00	4/1/2035	3,500,000	3,784,927

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.6%(continued)
New York - 99.1%(continued)
New York City,GO, Ser. F1	5.00	4/1/2034	2,000,000		2,165,991
New York City Housing Development Corp.,Revenue Bonds (Sustainable Bond) (Insured; Federal Housing Administration) Ser. F2	0.60	7/1/2025	1,470,000	[c]	1,395,735
New York City Industrial Development Agency,Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	1/1/2030	2,000,000		2,217,461
New York City Industrial Development Agency,Revenue Bonds, Refunding (Transportation Infrastructure Properties Obligated Group) Ser. A	5.00	7/1/2028	4,310,000		4,311,080
New York City Industrial Development Agency,Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Municipal Corp.)	4.00	3/1/2031	2,500,000		2,607,893
New York City Industrial Development Agency,Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Municipal Corp.)	4.00	3/1/2045	4,000,000		3,918,977
New York City Municipal Water Finance Authority,Revenue Bonds, Refunding	5.00	6/15/2040	8,000,000		8,728,136
New York City Municipal Water Finance Authority,Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2044	17,000,000		17,031,350
New York City Municipal Water Finance Authority,Revenue Bonds, Refunding, Ser. CC2	4.00	6/15/2041	5,500,000		5,569,113
New York City Municipal Water Finance Authority,Revenue Bonds, Refunding, Ser. HH	5.00	6/15/2039	5,000,000		5,093,107
New York City Municipal Water Finance Authority,Revenue Bonds, Ser. AA1	4.00	6/15/2051	1,500,000		1,466,864
New York City Municipal Water Finance Authority,Revenue Bonds, Ser. DD	5.00	6/15/2047	4,000,000		4,145,501
New York City Municipal Water Finance Authority,Revenue Bonds, Ser. DD1	4.00	6/15/2050	5,000,000		4,901,323

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.6%(continued)
New York - 99.1%(continued)
New York City Transitional Finance Authority,Revenue Bonds (Insured; State Aid Withholding) Ser. S1	5.00	7/15/2043	8,185,000		8,250,442
New York City Transitional Finance Authority,Revenue Bonds (Insured; State Aid Withholding) Ser. S2	5.00	7/15/2040	5,000,000		5,075,424
New York City Transitional Finance Authority,Revenue Bonds (Insured; State Aid Withholding) Ser. S3	5.00	7/15/2043	8,760,000		9,283,006
New York City Transitional Finance Authority,Revenue Bonds, Refunding	5.00	11/1/2039	10,000,000		10,674,738
New York City Transitional Finance Authority,Revenue Bonds, Ser. A2	5.00	8/1/2039	5,500,000		5,792,968
New York City Transitional Finance Authority,Revenue Bonds, Ser. A3	5.00	8/1/2040	9,545,000		10,029,531
New York City Transitional Finance Authority,Revenue Bonds, Ser. B1	4.00	11/1/2040	5,000,000		5,059,408
New York City Transitional Finance Authority,Revenue Bonds, Ser. B1	4.00	8/1/2048	5,000,000		4,863,794
New York City Transitional Finance Authority,Revenue Bonds, Ser. D1	5.00	2/1/2036	5,000,000		5,005,719
New York City Transitional Finance Authority,Revenue Bonds, Ser. D-S	4.00	11/1/2039	3,585,000		3,654,740
New York Convention Center Development Corp.,Revenue Bonds (Hotel Unit Fee) Ser. A	0.00	11/15/2050	18,180,000	[b]	4,880,790
New York Convention Center Development Corp.,Revenue Bonds (Hotel Unit Fee) Ser. B	0.00	11/15/2046	7,220,000	[b]	2,281,894
New York Convention Center Development Corp.,Revenue Bonds, Refunding (Hotel Unit Fee)	5.00	11/15/2040	3,250,000		3,295,717
New York Counties Tobacco Trust I,Revenue Bonds, Ser. A	6.50	6/1/2035	60,000		60,047
New York Liberty Development Corp.,Revenue Bonds, Refunding (Bank of America Tower)	2.80	9/15/2069	3,000,000		2,729,999
New York Liberty Development Corp.,Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	10,000,000	[a]	10,002,655
New York Liberty Development Corp.,Revenue Bonds, Refunding (Goldman Sachs Headquarters)	5.25	10/1/2035	5,650,000		6,713,754

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.6%(continued)
New York - 99.1%(continued)
New York Power Authority,Revenue Bonds, Refunding (Sustainable Bond) Ser. A	4.00	11/15/2050	2,795,000		2,752,959
New York Power Authority,Revenue Bonds, Refunding (Sustainable Bond) Ser. A	4.00	11/15/2055	2,500,000		2,414,903
New York Power Authority,Revenue Bonds, Refunding, Ser. A	4.00	11/15/2045	6,890,000		6,830,798
New York State Dormitory Authority,Revenue Bonds	5.25	7/1/2054	2,900,000		3,153,546
New York State Dormitory Authority,Revenue Bonds (Fordham University)	4.00	7/1/2046	1,500,000		1,459,612
New York State Dormitory Authority,Revenue Bonds (Memorial Sloan-Kettering Cancer Center) (Insured; National Public Finance Guarantee Corp.) Ser. 1	0.00	7/1/2028	18,335,000	[b]	16,052,546
New York State Dormitory Authority,Revenue Bonds (New York University) (Insured; National Public Finance Guarantee Corp.) Ser. A	5.75	7/1/2027	20,810,000		21,890,272
New York State Dormitory Authority,Revenue Bonds (Rochester Institute of Technology) Ser. A	5.00	7/1/2049	1,000,000		1,055,922
New York State Dormitory Authority,Revenue Bonds, Refunding (Icahn School of Medicine at Mount Sinai) Ser. A	5.00	7/1/2040	2,000,000		2,017,516
New York State Dormitory Authority,Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	10/1/2036	575,000		596,386
New York State Dormitory Authority,Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	10/1/2034	1,125,000		1,182,215
New York State Dormitory Authority,Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.25	10/1/2050	1,500,000		1,649,208
New York State Dormitory Authority,Revenue Bonds, Refunding (Memorial Sloan-Kettering Cancer Center) Ser. 1	5.00	7/1/2042	1,000,000		1,045,801

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.6%(continued)
New York - 99.1%(continued)
New York State Dormitory Authority,Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	5.00	8/1/2034	1,000,000	1,039,999
New York State Dormitory Authority,Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	5.00	8/1/2033	2,000,000	2,081,722
New York State Dormitory Authority,Revenue Bonds, Refunding (New York University) Ser. A	4.00	7/1/2046	8,130,000	8,074,442
New York State Dormitory Authority,Revenue Bonds, Refunding (New York University) Ser. A	5.00	7/1/2045	7,000,000	7,101,906
New York State Dormitory Authority,Revenue Bonds, Refunding (North Shore Long Island Jewish) Ser. A	5.00	5/1/2043	2,700,000	2,718,159
New York State Dormitory Authority,Revenue Bonds, Refunding (St. John's University) Ser. A	4.00	7/1/2048	2,775,000	2,692,421
New York State Dormitory Authority,Revenue Bonds, Refunding (The New School Project) Ser. A	5.00	7/1/2036	2,000,000	2,068,631
New York State Dormitory Authority,Revenue Bonds, Refunding (The New School)	5.00	7/1/2040	5,200,000	5,264,952
New York State Dormitory Authority,Revenue Bonds, Refunding (The New School) Ser. A	5.00	7/1/2040	1,000,000	1,080,343
New York State Dormitory Authority,Revenue Bonds, Refunding, Ser. A	4.00	3/15/2049	5,000,000	4,845,764
New York State Dormitory Authority,Revenue Bonds, Refunding, Ser. A	5.00	3/15/2037	10,000,000	10,966,203
New York State Dormitory Authority,Revenue Bonds, Refunding, Ser. A	5.00	7/1/2041	1,200,000	1,236,333
New York State Dormitory Authority,Revenue Bonds, Refunding, Ser. C	4.00	7/1/2037	986,000	1,027,746
New York State Dormitory Authority,Revenue Bonds, Refunding, Ser. C	4.00	7/1/2036	1,964,000	2,069,529

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.6%(continued)
New York - 99.1%(continued)
New York State Dormitory Authority,Revenue Bonds, Refunding, Ser. D	4.00	2/15/2038	4,500,000		4,630,726
New York State Dormitory Authority,Revenue Bonds, Refunding, Ser. E	5.00	3/15/2036	5,000,000		5,804,483
New York State Dormitory Authority,Revenue Bonds, Ser. A	5.00	3/15/2044	5,000,000		5,001,693
New York State Dormitory Authority,Revenue Bonds, Ser. F	5.00	2/15/2039	3,840,000		3,885,173
New York State Environmental Facilities Corp.,Revenue Bonds, Refunding, Ser. A	5.00	6/15/2041	15,000,000		15,423,754
New York State Housing Finance Agency,Revenue Bonds (Sustainable Bond) Ser. C2	3.80	5/1/2029	2,000,000	[c]	2,006,705
New York State Mortgage Agency,Revenue Bonds, Ser. 223	3.50	4/1/2049	1,015,000		1,002,543
New York State Thruway Authority,Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	1/1/2050	3,000,000		2,956,804
New York State Thruway Authority,Revenue Bonds, Refunding, Ser. A	4.00	3/15/2051	1,000,000		969,379
New York State Thruway Authority,Revenue Bonds, Refunding, Ser. A1	4.00	3/15/2055	4,000,000		3,825,245
New York State Thruway Authority,Revenue Bonds, Ser. A	5.00	1/1/2046	2,500,000		2,541,163
New York State Urban Development Corp.,Revenue Bonds (Personal Income Tax) Ser. A	5.00	3/15/2037	4,000,000		4,488,711
New York Transportation Development Corp.,Revenue Bonds	4.00	10/31/2046	2,500,000		2,212,871
New York Transportation Development Corp.,Revenue Bonds (Delta Air Lines)	4.38	10/1/2045	6,260,000		6,176,905
New York Transportation Development Corp.,Revenue Bonds (Delta Air Lines)	5.00	1/1/2032	4,000,000		4,136,227
New York Transportation Development Corp.,Revenue Bonds (Delta Air Lines)	5.00	10/1/2035	1,750,000		1,846,905
New York Transportation Development Corp.,Revenue Bonds (JFK International Air Terminal)	5.00	12/1/2033	1,500,000		1,642,911

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.6%(continued)
New York - 99.1%(continued)
New York Transportation Development Corp.,Revenue Bonds (JFK International Air Terminal)	5.00	12/1/2041	3,000,000		3,147,881
New York Transportation Development Corp.,Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	13,400,000		13,328,100
New York Transportation Development Corp.,Revenue Bonds (LaGuradia Airport Terminal)	5.63	4/1/2040	2,000,000		2,173,078
New York Transportation Development Corp.,Revenue Bonds (Sustainable Bond) (JFK International Airport Terminal) (Insured; Assured Guaranty Municipal Corp.)	5.00	6/30/2049	1,500,000		1,575,005
New York Transportation Development Corp.,Revenue Bonds, Refunding (American Airlines)	3.00	8/1/2031	2,580,000		2,403,434
New York Transportation Development Corp.,Revenue Bonds, Refunding (JFK International Air Terminal)	4.00	12/1/2042	1,500,000		1,440,264
New York Transportation Development Corp.,Revenue Bonds, Refunding (JFK International Air Terminal)	4.00	12/1/2040	2,500,000		2,440,538
New York Transportation Development Corp.,Revenue Bonds, Refunding (JFK International Air Terminal) Ser. A	5.00	12/1/2032	1,550,000		1,667,946
Niagara Area Development Corp.,Revenue Bonds, Refunding (Covanta Project) Ser. A	4.75	11/1/2042	3,000,000	[a]	2,606,505
Oneida County Local Development Corp.,Revenue Bonds (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	12/1/2051	3,000,000		2,737,094
Oneida County Local Development Corp.,Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	4.00	12/1/2049	3,500,000		3,255,446

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.6%(continued)
New York - 99.1%(continued)
Onondaga Civic Development Corp.,Revenue Bonds, Refunding (Syracuse University Project) Ser. A	5.00	12/1/2034	2,550,000	2,895,754
Port Authority of New York & New Jersey,Revenue Bonds, Refunding	5.00	1/15/2052	1,500,000	1,573,233
Port Authority of New York & New Jersey,Revenue Bonds, Refunding, Ser. 195th	5.00	10/1/2035	5,000,000	5,125,618
Port Authority of New York & New Jersey,Revenue Bonds, Refunding, Ser. 211th	5.00	9/1/2048	2,000,000	2,109,077
Port Authority of New York & New Jersey,Revenue Bonds, Refunding, Ser. 222	4.00	7/15/2036	1,000,000	1,052,570
Port Authority of New York & New Jersey,Revenue Bonds, Refunding, Ser. 234	5.25	8/1/2047	6,000,000	6,486,371
Port Authority of New York & New Jersey,Revenue Bonds, Refunding, Ser. 238	5.00	7/15/2038	1,000,000	1,101,972
Port Authority of New York & New Jersey,Revenue Bonds, Ser. 218	4.00	11/1/2047	3,000,000	2,850,004
Port Authority of New York & New Jersey,Revenue Bonds, Ser. 93rd	6.13	6/1/2094	15,000,000	15,060,508
Schenectady County Capital Resource Corp.,Revenue Bonds, Refunding (Union College Project)	5.25	7/1/2052	700,000	770,847
Suffolk County Economic Development Corp.,Revenue Bonds (Catholic Health Services of Long Island Obligated Group Project) Ser. C	5.00	7/1/2031	2,370,000	2,378,647
Suffolk Tobacco Asset Securitization Corp.,Revenue Bonds, Refunding	4.00	6/1/2050	3,000,000	2,800,860
The Genesee County Funding Corp.,Revenue Bonds, Refunding (Rochester Regional Health Obligated Group) Ser. A	5.25	12/1/2052	2,500,000	2,617,502
Triborough Bridge & Tunnel Authority,Revenue Bonds (MTA Bridges & Tunnels) Ser. A	5.00	11/15/2049	2,000,000	2,144,451
Triborough Bridge & Tunnel Authority,Revenue Bonds (MTA Bridges & Tunnels) Ser. A	5.25	5/15/2057	5,000,000	5,456,961
Triborough Bridge & Tunnel Authority,Revenue Bonds, Refunding (MTA Bridges & Tunnels) Ser. A	4.00	5/15/2051	3,000,000	2,901,347

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.6%(continued)
New York - 99.1%(continued)
Triborough Bridge & Tunnel Authority,Revenue Bonds, Refunding (MTA Bridges & Tunnels) Ser. C	5.00	11/15/2037	10,000,000	10,784,681
Triborough Bridge & Tunnel Authority,Revenue Bonds, Refunding (MTA Bridges & Tunnels) Ser. C2	5.00	11/15/2042	3,000,000	3,158,735
Triborough Bridge & Tunnel Authority,Revenue Bonds, Ser. A1	4.13	5/15/2064	10,000,000	9,675,677
Triborough Bridge & Tunnel Authority,Revenue Bonds, Ser. C1A	4.00	5/15/2046	2,500,000	2,449,339
Triborough Bridge & Tunnel Authority,Revenue Bonds, Ser. C3	3.00	5/15/2051	10,500,000	8,002,669
TSASC,Revenue Bonds, Refunding, Ser. A	5.00	6/1/2041	15,500,000	15,753,561
TSASC,Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	5,000,000	5,209,036
TSASC,Revenue Bonds, Refunding, Ser. B	5.00	6/1/2045	4,880,000	4,473,133
Utility Debt Securitization Authority,Revenue Bonds	5.00	12/15/2041	7,000,000	7,453,678
Utility Debt Securitization Authority,Revenue Bonds, Refunding	5.00	12/15/2035	17,000,000	17,588,827
Utility Debt Securitization Authority,Revenue Bonds, Refunding, Ser. TE	5.00	12/15/2041	5,000,000	5,002,174
Westchester County Local Development Corp.,Revenue Bonds (New York Blood Center Project)	5.00	7/1/2038	1,200,000	1,324,257
Westchester County Local Development Corp.,Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2034	200,000	208,768
Westchester County Local Development Corp.,Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2042	450,000	464,229
Westchester County Local Development Corp.,Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2028	280,000	292,228

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.6%(continued)
New York - 99.1%(continued)
Westchester County Local Development Corp.,Revenue Bonds, Refunding (Purchase Senior Learning Community Obligated Group)	5.00	7/1/2046	5,000,000	[a] 4,804,641
Westchester Tobacco Asset Securitization Corp.,Revenue Bonds, Refunding, Ser. B	5.00	6/1/2041	8,010,000	8,220,621
Western Nassau County Water Authority,Revenue Bonds (Sustainable Bond) Ser. A	4.00	4/1/2051	1,500,000	1,472,874
Yonkers Economic Development Corp.,Revenue Bonds (Charter School of Educational Excellence Project) Ser. A	5.00	10/15/2054	465,000	445,316
Yonkers Economic Development Corp.,Revenue Bonds (Charter School of Educational Excellence Project) Ser. A	5.00	10/15/2049	640,000	624,746
				735,352,485
U.S. Related - .5%
Puerto Rico,GO, Ser. A1	5.63	7/1/2029	2,500,000	2,711,665
Puerto Rico,GO, Ser. A1	5.63	7/1/2027	1,000,000	1,056,442
				3,768,107
Total Investments (cost $760,501,792)			99.6%	739,120,592
Cash and Receivables (Net)			0.4%	2,887,919
Net Assets			100.0%	742,008,511

GO—General Obligation

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2024, these securities were valued at $19,916,125 or 2.68% of net assets.

b Security issued with a zero coupon. Income is recognized through the accretion of discount.

c These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

The following is a summary of the inputs used as of February 29, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	-	739,120,592	-	739,120,592

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At February 29, 2024, accumulated net unrealized depreciation on investments was $21,381,200, consisting of $5,930,427 gross unrealized appreciation and $27,311,627 gross unrealized depreciation.

At February 29, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.